Annual Total Returns [BarChart] - First Trust Managed Municipal ETF - First Trust Managed Municipal ETF	Mar. 01, 2021
Bar Chart Table:
2015	3.84%
2016	1.46%
2017	7.40%
2018	0.89%
2019	8.26%
2020	4.46%